CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	1,000,000,000	1,000,000,000
Ordinary shares, par value (in dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, issued	163,129,655	74,035,502
Ordinary shares, outstanding	163,129,655	74,035,502
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, authorized	0	6,000
Preferred shares, issued	0	6,000
Preferred shares, outstanding	0	6,000